Related Party Balances and Transactions (Details)					12 Months Ended
	Jan. 13, 2022 USD ($)	Dec. 30, 2021	Nov. 17, 2021 AUD ($)	Aug. 13, 2019 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Apr. 30, 2024	Dec. 31, 2022 USD ($)
Related Party Balances and Transactions [Line Items]
Line of credit debt financing				$ 15,000,000
Line of credit maturity date	Jan. 12, 2023			Aug. 12, 2022
Line of credit period	3 years
Interest rate	10.00%				8.00%	8.00%
Undrawn line of credit amount					$ 12,000,000
Loan for the borrowers (in Dollars)			$ 4,700,000
Loans interest-bearing rate			10.00%
Line of credit amount	$ 1,000,000
Outstanding amount					500,000
Allowance for credit loss recognized							$ 1,184
Allowance for credit loss								$ 521,007
Services fees								3,205	$ 25,000
CGY Investments Limited [Member]
Related Party Balances and Transactions [Line Items]
Services fees						$ 104,000
Aeneas Management Limited [Member]
Related Party Balances and Transactions [Line Items]
Line of credit period				4 years
CGY Investments Limited [Member]
Related Party Balances and Transactions [Line Items]
Services fees					13,333
Services fees adjusted					21,949	171,200
ACC Medical Limited [Member]
Related Party Balances and Transactions [Line Items]
Services fees					13,018	101,542
Services fees adjusted					$ 18,359	$ 143,200
Compensation and Benefits Trust								$ 28,615			$ 23,275
CGY Investments Limited [Member]
Related Party Balances and Transactions [Line Items]
Voting interest										10.00%
Ian Huen [Member]
Related Party Balances and Transactions [Line Items]
Owned percentage					34.56%
Maximum [Member]
Related Party Balances and Transactions [Line Items]
Decreased ownership percentage		50.00%
Minimum [Member]
Related Party Balances and Transactions [Line Items]
Decreased ownership percentage		20.00%